UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended September 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     SLS Management, LLC

Address:  140 West 57th Street, Suite 7B
          New York, New York 10019

13F File Number: 28-05389

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Steven Rohlfing
Title:    Chief Financial Officer
Phone:    (212) 537-3600

Signature, Place and Date of Signing:


/s/ Steven Rohlfing            New York, New York          November 10, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                     [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   42

Form 13F Information Table Value Total:   $840,136
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

          Form 13F File Number          Name
          --------------------          ----

(1)       28-10548                      SLS Offshore Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE

                                                        September 30, 2005

      COL 1          COL 2       COL 3      COL 4            COL 5                 COL 6           COL 7            COL 8


                    TITLE
                    OF                      VALUE      SHRS OR  SH/ PUT/   INVESTMNT   DISCRETN    OTHR       VOTING AUTHORITY
NAME OF ISSUER      CLASS        CUSIP     (X1000)     PRN AMT  PRN CALL      SOLE      SHARED     MNGR   SOLE      SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCE GAMING
  CORP              COM NEW    01859P609    18,842    1,736,545 SH         1,254,104     482,441   (1)    1,254,104   482,441
ALLIED WASTE INDS
  INC               COM PAR
                    $.01 NEW   019589308    27,113    3,208,671 SH         2,179,718   1,028,953   (1)    2,179,718 1,028,953
ALLMERICA FINL
  CORP              COM        019754100    66,609    1,619,076 SH         1,061,541     557,535   (1)    1,061,541   557,535
ALTRIA GROUP INC    COM        02209S103    16,061      217,900     PUT      169,600      48,300   (1)      169,600    48,300
AMERICAN TOWER
  CORP              CLA        029912201    26,395    1,057,914 SH           758,007     299,907   (1)      758,007   299,907
BRINKS CO           COM        109696104    31,968      778,565 SH           561,862     216,703   (1)      561,862   216,703
CERIDIAN CORP NEW   COM        156779100    26,189    1,262,132 SH           743,813     518,319   (1)      743,813   518,319
CIRCUIT CITY
  STORE INC         COM        172737108    35,782    2,085,182 SH         1,289,285     795,897   (1)    1,289,285   795,897
COST PLUS INC
  CALIF             COM        221485105    12,177      670,935 SH           460,747     210,188   (1)      460,747   210,188
DIANA SHIPPING
  INC.              COM        Y2066G104     5,014      303,895 SH           139,879     164,016   (1)      139,879   164,016
FLEETWOOD
  ENTERPRISES INC   COM        339099103    22,339    1,816,201 SH         1,244,382     571,819   (1)    1,244,382   571,819
FREESCALE
  SEMICONDUCTOR
  INC               COM CLA    35687M107    22,641      967,143 SH           522,352     444,791   (1)      522,352   444,791
FREESCALE
  SEMICONDUCTOR
  INC               CLB        35687M206     9,010      382,108 SH           275,207     106,901   (1)      275,207   106,901
GOODYEAR TIRE &
  RUBR CO.          COM        382550101    16,309    1,046,100 SH           777,637     268,463   (1)      777,637   268,463
HALLIBURTON CO      COM        406216101    15,052      219,668 SH           158,105      61,563   (1)      158,105    61,563
HARLEY DAVIDSON
  INC               COM        412822108    14,286      294,924 SH           212,440      82,484   (1)      212,440    82,484
HEALTH NET INC      COM        42222G108    17,498      369,783 SH           266,410     103,373   (1)      266,410   103,373
HUNTINGTON
  BANCSHARES INC    COM        446150104    21,826      971,334 SH           701,412     269,922   (1)      701,412   269,922
INSTINET GROUP
  INC               COM        457750107    22,768    4,581,013 SH         3,283,607   1,297,406   (1)    3,283,607 1,297,406
LEAP WIRELESS
  INTL INC          COM NEW    521863308    25,834      733,929 SH           406,948     326,981   (1)      406,948   326,981
LIMITED BRANDS
  INC               COM        532716107    16,401      802,812 SH           582,022     220,790   (1)      582,022   220,790
LOEWS CORP          COM        540424108     7,390       79,966 SH                 0      79,966   (1)            0    79,966
LOUISIANA PAC
  CORP              COM        546347105    10,557      381,271 SH           273,357     107,914   (1)      273,357   107,914
MEDIS
  TECHNOLOGIES
  LTD               COM        58500P107     3,959      220,532 SH           179,379      41,153   (1)      179,379    41,153
MORGAN STANLEY      COM NEW    617446448    20,772      385,103 SH           278,082     107,021   (1)      278,082   107,021
OCCULOGIX INC       COM        67461T107     5,909      924,713 SH           654,347     270,366   (1)      654,347   270,366
OM GROUP INC        COM        670872100    24,156    1,200,011 SH           691,830     508,181   (1)      691,830   508,181
PACIFIC SUNWEAR
  CALIF INC         COM        694873100    19,017      887,000 SH           659,400     227,600   (1)      659,400   227,600
PNC FINL SVCS
  GROUP INC         COM        693475105    33,376      575,252 SH           403,666     171,586   (1)      403,666   171,586
RADYNE CORP         COM NEW    750611402     2,122      200,000 SH           200,000           0   NONE     200,000         0
READERS DIGEST
  ASSN INC          COM        755267101    22,863    1,431,591 SH           969,071     462,520   (1)      969,071   462,520
RELIANT ENERGY
  INC               COM        75952B105    11,764      761,910 SH           549,400     212,510   (1)      549,400   212,510
RENOVIS INC         COM        759885106     8,516      629,381 SH           459,663     169,718   (1)      459,663   169,718
SEARS HLDGS CORP    COM        812350106    27,761      223,103 SH           136,770      86,333   (1)      136,770    86,333
SOVEREIGN BANCORP
  INC               COM        845905108    29,226    1,326,050 SH           916,888     409,162   (1)      916,888   409,162
TECHNICAL OLYMPIC
  USA INC           COM        878483106    13,743      525,344 SH           385,409     139,935   (1)      385,409   139,935
VIACOM INC          CLB        925524308    26,035      788,704 SH           478,783     309,921   (1)      478,783   309,921
VISTEON CORP        COM        92839U107    18,273    1,868,360 SH         1,358,378     509,982   (1)    1,358,378   509,982
WALTER INDS INC     COM        93317Q105    20,488      418,800 SH           311,265     107,535   (1)      311,265   107,535
WASHINGTON GROUP
  INTL INC          COM NEW    938862208    18,402      341,470 SH           224,326     117,144   (1)      224,326   117,144
WASTE MGMT INC
  DEL               COM        94106L109    16,645      581,800 SH           389,590     192,210   (1)      389,590   192,210
WILLIAMS CO SNC
  DEL               COM        969457100    29,048    1,159,592 SH           814,670     344,922   (1)      814,670   344,922

                     TOTAL                 840,136

02740.0001 #614643